Borrowings (Post Swap Borrowing Tables) (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Fixed-rate debt	$ 25,499	$ 27,180
Floating-rate debt	13,199	12,412
Long-Term Debt, including current portion	$ 38,699	$ 39,593
Fixed-rate debt, Average Rate (as a percent)	3.41%	3.09%
Floating-rate debt, Average Rate (as a percent)	0.96%	0.82%
Interest rate swaps | Derivative instruments in fair value hedging relationships
Derivative
Notional amount	$ 7,338	$ 5,839